Subsequent Events (Details) - Subsequent Event	Nov. 09, 2021 pValue numberOfParticipant g	Nov. 03, 2021 numberOfParticipant	Oct. 01, 2021 shares
Subsequent Event [Line Items]
Number of participants enrolled in PTSD study		20
COMP360 S study, number of participants	233
COMP360 study, dose weight | g	0.025
COMP360 study, p-value | pValue	0.001
Employee Stock Purchase Plan | Ordinary Shares
Subsequent Event [Line Items]
Shares reserved for future issuance (in shares) | shares			340,053